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                                ING EQUITY TRUST
                               ING MAYFLOWER TRUST
                           ING INVESTMENT FUNDS, INC.
                                 ING FUNDS TRUST
                                ING MUTUAL FUNDS
                             ING SENIOR INCOME FUND

                      Supplement Dated July 1, 2005 to the

                             ING Senior Income Fund
               Classes A, B, C and Q Prospectus dated July 1, 2005

                         ING Domestic Equity Value Funds
              Classes A, B and C Prospectus dated February 1, 2005

            ING Global Equity Fund and ING International Equity Fund
              Classes A, B and C Prospectus dated February 1, 2005

      ING Domestic Equity Growth Funds, ING Domestic Equity Value Funds and
                      ING Domestic Equity and Income Funds
            Classes A, B, C and M Prospectus dated September 30, 2004

                  ING Fixed Income Funds and Money Market Funds
              Classes A, B, C and M Prospectus dated August 1, 2004

    ING International Equity Funds and ING International Global Equity Funds
              Classes A, B, C and M Prospectus dated March 1, 2005

                        ING Principal Protection Fund XII
              Classes A, B and C Prospectus dated November 1, 2004

ING SENIOR INCOME FUND

Effective immediately, the Fund is limiting purchase orders in Class C shares. All purchases from an individual investor in excess of $1,000,000 of Class C shares will be declined. To reflect this change, as well as provide additional discussion of different share class options, the eighth, ninth and tenth paragraphs in the section entitled "Shareholder Guide - Choosing a Share Class - ING Purchase Options" are deleted and replaced by the following:

     When choosing between classes, you should carefully consider:

          -    how long you plan to hold the Fund;
          -    the amount of your investment;
          - the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
          -    whether you qualify for any sales charge discounts.

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     The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares or Class Q shares.

     Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares and Class C shares in excess of $100,000 and $1,000,000, respectively, will be declined.

     Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares or Class C shares does not exceed the maximum of $100,000 or $1,000,000, respectively. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

ING DOMESTIC EQUITY VALUE FUNDS

Effective immediately, the Funds are limiting purchase orders in Class C shares. All purchases from an individual investor in excess of $1,000,000 of Class C shares will be declined. To reflect this change, as well as provide additional discussion of different share class options, the sixth, seventh and eighth paragraphs in the section entitled "Shareholder Guide - Choosing a Share Class - ING Purchase Options" are deleted and replaced by the following:

     When choosing between classes, you should carefully consider:

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          -    how long you plan to hold the Fund;
          -    the amount of your investment;
          - the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
          -    whether you qualify for any sales charge discounts.

     The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

     Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares and Class C shares in excess of $100,000 and $1,000,000, respectively, will be declined.

     Because the Funds may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares or Class C shares does not exceed the maximum of $100,000 or $1,000,000, respectively. The Funds cannot ensure that they will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Each Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Funds' website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

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ING GLOBAL EQUITY FUND AND ING INTERNATIONAL EQUITY FUND

Effective immediately, the Funds are limiting purchase orders in Class C shares. All purchases from an individual investor in excess of $1,000,000 of Class C shares will be declined. To reflect this change, as well as provide additional discussion of different share class options, the sixth, seventh and eighth paragraphs in the section entitled "Shareholder Guide - Choosing a Share Class - ING Purchase Options" are deleted and replaced by the following:

          When choosing between classes, you should carefully consider:

          -    how long you plan to hold the Fund;
          -    the amount of your investment;
          - the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
          -    whether you qualify for any sales charge discounts.

     The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

     Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares and Class C shares in excess of $100,000 and $1,000,000, respectively, will be declined.

     Because the Funds may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares or Class C shares does not exceed the maximum of $100,000 or $1,000,000, respectively. The Funds cannot ensure that they will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Each Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Funds' website by going to

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     www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

ING PRINCIPAL PROTECTION FUND XII

Effective immediately, the Fund is limiting purchase orders in Class C shares. All purchases from an individual investor in excess of $1,000,000 of Class C shares will be declined. To reflect this change, as well as provide additional discussion of different share class options, the sixth, seventh and eighth paragraphs in the section entitled "Shareholder Guide - Choosing a Share Class - ING Purchase Options" are deleted and replaced by the following:

     When choosing between classes, you should carefully consider:

          -    how long you plan to hold the Fund;
          -    the amount of your investment;
          - the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
          -    whether you qualify for any sales charge discounts.

     The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

     Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares and Class C shares in excess of $100,000 and $1,000,000, respectively, will be declined.

     Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares or Class C shares does not exceed the maximum of $100,000 or $1,000,000, respectively. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge

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     payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

ALL OTHER FUNDS

Effective immediately, the Funds are limiting purchase orders in Class C shares. All purchases from an individual investor in excess of $1,000,000 of Class C shares will be declined. To reflect this change, as well as provide additional discussion of different share class options, the sixth, seventh, eighth and ninth paragraphs in the section entitled "Shareholder Guide - Choosing a Share Class - ING Purchase Options" are deleted and replaced by the following:

     When choosing between classes, you should carefully consider:

          -    how long you plan to hold the Fund;
          -    the amount of your investment;
          - the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
          -    whether you qualify for any sales charge discounts.

     The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares, Class C shares and Class M shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

     Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares and Class M shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares and Class M shares in excess of $1,000,000 will be declined.

     Because the Funds may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,00 in the case of Class C shares or Class M shares. The Funds cannot ensure that they will identify purchase orders that would cause your investment in Class B shares, Class C shares or Class M shares to exceed the

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     maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Each Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Funds' website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE